Other Financial Information - Change in Product Warranty Accrual (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Beginning balance, December 31	$ 43.3	$ 44.9
Provision charge to expense	13.2	18.7
Paid/utilized	(19.6)	(24.5)
Ending balance, June 30	$ 36.9	$ 39.1